Intangible Assets, net - Narrative (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 11,654	$ 1,486	$ 3,055,900
Impairment loss of intangible assets	$ 0		$ 0